Recent accounting pronouncements (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounting Standards Update 2015-07 [Member]
New accounting pronouncements or change in accounting principle [Line Items]
Net asset value of investments due to change in accounting policy	CAD 3,305	CAD 3,511